Accounting Policies, Recently adopted and new accounting pronouncements	6 Months Ended
Jun. 30, 2023
Accounting Policy - Basis of Preparation/ Impact of changes in accounting principles [Abstract]
Accounting Policy - Disclosure of changes in accounting policies [text block]	Recently adopted accounting pronouncements The following are those accounting pronouncements which are relevant to the Group, and which have been newly applied in the first six months of 2023. IFRS 17 “Insurance Contracts” On January 1, 2023, the Group adopted IFRS 17, “Insurance Contracts”, which establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the standard. IFRS 17 replaced IFRS 4 which has given companies dispensation to carry on accounting for insurance contracts using national accounting standards, resulting in a multitude of different approaches. IFRS 17 solves the comparison problems created by IFRS 4 by requiring all insurance contracts to be accounted for in a consistent manner, benefiting both investors and insurance companies. Insurance obligations will be accounted for using current values – instead of historical cost. The information will be updated regularly, providing more useful information to users of financial statements. Based on the Group’s current business activities IFRS 17 did not have a material impact on the Group’s consolidated financial statements. Therefore, the Group does not provide the transition related disclosures under IFRS 17. On January 1, 2023, the Group also adopted amendments to IFRS 17 “Insurance Contracts” that (1) addressed concerns and implementation challenges that were identified after IFRS 17 was published in 2017 and (2) narrow-scope amendments to the transition requirements of IFRS 17 for entities that first apply IFRS 17 and IFRS 9 at the same time. Neither of these amendments had a material impact on the Group’s consolidated financial statements. IAS 12 “Income Taxes” On January 1, 2023, the Group adopted amendments to IAS 12 “Income Taxes”. These amendments changed the deferred tax treatment related to assets and liabilities in a single transaction such that they introduce an exemption from the initial recognition exemption provided in IAS 12.15(b) and IAS 12.24. Accordingly, the initial recognition exemption does not apply to transactions in which both deductible and taxable temporary differences arise on initial recognition that result in the recognition of equal deferred tax assets and liabilities. Neither of these amendments had a material impact on the Group’s consolidated financial statements. In December 2021, the Organization for Economic Co-Operation and Development (OECD) issued Global Anti-Base Erosion and Profit Shifting (BEPS) Rules under the Pillar 2 Framework. In May 2023, the IASB issued amendments to IAS 12 “Income Taxes” to introduce a mandatory temporary exception to the accounting for deferred taxes arising from the implementation of Pillar 2 model rules and disclosure requirements. The application of the exception outlined above has to be applied immediately with the disclosure requirements to be effective for annual periods beginning on or after January 1, 2023. The mandatory temporary exception has been applied and there has been no impact on the Group’s consolidated financial statements. IAS 1 “Presentation of Financial Statements” On January 1, 2023, the Group adopted amendments to IAS 1 and “IFRS Practice Statement 2” that are intended to provide guidance on deciding which accounting policies to disclose in financial statements. Accordingly, an entity is now required to disclose its material accounting policies instead of its significant accounting policies. The amendments did not have an impact on the Group’s consolidated financial statements. New accounting pronouncements The following accounting pronouncements were not effective as of June 30, 2023, and therefore have not been applied in the first six months of 2023. IFRS 16 “Leases” In September 2022, the IASB issued amendments to IFRS 16 “Leases” that clarify how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the IFRS 15 requirements to be accounted for as a sale. The amendments are effective for annual periods beginning on or after January 1, 2024, with early adoption permitted. The amendment is not expected to have a material impact on the Group’s consolidated financial statements. These amendments have yet to be endorsed by the EU. IAS 1 “Presentation of Financial Statements” In January 2020 and July 2020, the IASB issued amendments to IAS 1 “Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current”. The amendments clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period. The amendments also clarify that the classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability and make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendments are effective for annual periods beginning on or after January 1, 2024, with early adoption permitted. They will not have a material impact on the Group’s consolidated financial statements. The amendments have yet to be endorsed by the EU. In October 2022, the IASB issued a further amendment to IAS 1 that modifies the requirements described above on how an entity classifies debt and other financial liabilities as current or non-current in particular circumstances. Accordingly, it clarifies that only covenants with which an entity is required to comply on or before the reporting date affect the classification of a liability as current or non-current. In line with the previous amendments, the new amendments are effective for annual periods beginning on or after January 1, 2024, with early adoption permitted. The amendments will not have a material impact on the Group’s consolidated financial statements. The amendments have yet to be endorsed by the EU. IAS 12 “Income Taxes” In December 2021, the Organization for Economic Co-Operation and Development (OECD) issued Global Anti-Base Erosion and Profit Shifting (BEPS) Rules under the Pillar 2 Framework. In May 2023, the IASB issued amendments to IAS 12 “Income Taxes” to introduce a mandatory temporary exception to the accounting for deferred taxes arising from the implementation of Pillar 2 model rules and disclosure requirements. The application of the exception outlined above has to be applied immediately with the disclosure requirements to be effective for annual periods beginning on or after January 1, 2023. The amendments have yet to be endorsed by the EU. The Group’s accounting for income taxes in accordance with IAS 12 is consistent with the IASB’s amendments and there has been no impact on the Group’s consolidated financial statements.